Schedule of purchase consideration for acquisition (Details) - INR (₨) ₨ in Thousands		Sep. 10, 2024	Jun. 19, 2024
IfrsStatementLineItems [Line Items]
Net cash acquired with the subsidiary		₨ 3,000
Cash paid		(1,280,000)
Net cash flow on acquisition		(1,277,000)
Globe All India Services Limited [Member]
IfrsStatementLineItems [Line Items]
Net working capital (including cash)	[1]	559,000
Property, plant and equipment		46,000
Trademarks		315,870
Customer base and relationships		189,780
Vendor base and relationships		138,030
Borrowings		(523,990)
Deferred tax asset		4,570
Deferred tax liability		(172,789)
Total identifiable net assets at fair value		556,471
Goodwill		723,529
Total purchase consideration		₨ 1,280,000
Yatra Mice and Holidays Limited [member]
IfrsStatementLineItems [Line Items]
Net working capital (including cash)			₨ (6,400)
Total identifiable net assets at fair value			(6,400)
Net cash acquired with the subsidiary			2,870
Cash paid			(9,800)
Net cash flow on acquisition			(6,930)
Non-controlling interests measured at fair value			(200)
Deferred tax assets			26,410
Total enterprise value (including fair value of existing 50% stake)			₨ 19,810

[1]	The fair value of the net working capital includes trade receivables with a fair value of INR 522,550 equivalent to gross contractual amount receivable.